Leases - Schedule of Maturity of Operating Leases Excluding Short-Term Leases (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Lessee Lease Description [Line Items]
Six months ended December 31, 2019	$ 579
Year ended December 31, 2020	1,149
Year ended December 31, 2021	314
Total	2,042
Less present value discount	(144)
Operating lease liabilities included in the condensed consolidated balance sheets at June 30, 2019	1,898
U.S. [Member]
Lessee Lease Description [Line Items]
Six months ended December 31, 2019	472
Year ended December 31, 2020	936
Year ended December 31, 2021	190
Total	1,598
Less present value discount	(108)
Operating lease liabilities included in the condensed consolidated balance sheets at June 30, 2019	1,490
Ireland [Member]
Lessee Lease Description [Line Items]
Six months ended December 31, 2019	107
Year ended December 31, 2020	213
Year ended December 31, 2021	124
Total	444
Less present value discount	(36)
Operating lease liabilities included in the condensed consolidated balance sheets at June 30, 2019	$ 408